Shareholder Fees	Nov. 13, 2026 USD ($)
FAF Trust MM Prospectus Class A Member | Government Obligations Fund | Government Obligations Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Shareholder Fee, Other	$ 15
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Shareholder Fee, Other	$ 15
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Shareholder Fee, Other	$ 15
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund | Treasury Obligations Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Shareholder Fee, Other	$ 15
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Shareholder Fee, Other	$ 15
FAF Trust MM Prospectus Class D Member | Government Obligations Fund | Government Obligations Fund Class D
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund | Treasury Obligations Fund Class D
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class D
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class P Member | Government Obligations Fund | Government Obligations Fund Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund | Treasury Obligations Fund Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class T Member | Government Obligations Fund | Government Obligations Fund Class T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund | Treasury Obligations Fund Class T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund Class T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class U Member | Government Obligations Fund | Government Obligations Fund Class U
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class V Member | Government Obligations Fund | Government Obligations Fund Class V
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class V
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class V
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund | Treasury Obligations Fund Class V
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class V
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund Class V
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class X Member | Government Obligations Fund | Government Obligations Fund Class X
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class X
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund | Treasury Obligations Fund Class X
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class X
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund | Government Obligations Fund Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund | Treasury Obligations Fund Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund | Government Obligations Fund Class Z
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class Z
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class Z
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund | Treasury Obligations Fund Class Z
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class Z
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund Class Z
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%